LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
9. LONG-TERM INVESTMENTS
The Group’s long-term investments consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments (a)	31,779	16,669
Equity securities accounted for under alternative measurement (b)	196,296	207,771
Equity securities with readily determinable fair values (c)	153,326	189,885

Total long-term investments	381,401	414,325

Major investments made by the Company during the years ended December 31, 2020, 2021 and 2022 are summarized as follows:
(a)
Investments accounted for using equity method
The investments accounted for using equity method represent the Group’s equity investment over which the Group is able to exercise significant influence in the form of ordinary shares of the investee. The investments accounted for under equity methods are individually immaterial for the periods presented.
The carry amount and unrealized securities holding gain/ (loss) for the investments under equity method as of December 31, 2022 was as follows,

Equity method investments
Total value booked under equity method as of December 31, 2020	58,479
Addition	630
Disposal of long-term investments	(16,793)
Share of cumulative loss for the year ended December 31, 2021	(10,537)

Total value booked under equity method as of December 31, 2021	31,779
Dividends received	(254)
Disposal of long-term investments (i)	(2,805)
Others (ii)	(5,000)
Share of cumulative loss for the year ended December 31, 2022	(7,051)

Total value booked under equity method as of December 31, 2022	16,669

(i)
The Company disposed of several investments that were accounted for under the equity method in 2022 and recorded the loss from the disposal of RMB 1,796 in other non-operating
(loss)/income, net (Note 18).

(ii)	The Company lost significant influence in the form of ordinary shares of two investees with total amount of RMB 5,000 in December 2022 and accounted for two investments using alternative measurement.

(b)
Equity securities accounted for under alternative measurement
The investments accounted for under alternative measurement represent the Group’s equity investment over which the Group is not able to exercise significant influence in the form of ordinary shares of the investee.
Change from equity method investment to equity securities accounted for under alternative measurement
The Group previously accounted for the investment in the investee A using equity method. In 2021, Yunji disposed of the investment in investee A with a gain of RMB

110.5 million recorded in other
non-operating
(loss)/income, net (Note 18), and injected the same amount of consideration into the parent holding company of investee A (“the Enlarged A Group”). Yunji’s share of equity interest was 2.26% without board seat. Since Yunji lost significant influence, the Company recorded the new investment in the Enlarged A Group under alternative measurement.
In November 2021, with a new series of external financing of the enlarged A Group, the Company remeasured its investment to fair market value and recorded the unrealized changes in fair value with a gain of RMB 79,541 in Financial (expense)/income, net in the Consolidation Statements of Comprehensive (Loss)/Income based on the new investors’ purchase price.
In July 2022, with a new series of external financing of the investee B, the Company remeasured its investment to fair market value and recorded the unrealized changes in fair value with a gain of RMB 6,475 in Financial (expense)/income, net in the Consolidation Statements of Comprehensive (Loss)/Income based on the new investors’ purchase price.
(c)
Equity securities with readily determinable fair values
Investment in GXG, Tencent and Meituan
In May 2019, the Group purchased 22,740,000 ordinary shares of a Hong Kong listed Company – GXG (1817. HK) – with a total consideration of US$ 13 million, and recorded its investment in GXG with initial cost of US$ 13 million (equivalent to approximately RMB 89,517).
In February 2021, the Group purchased 106,600 and 55,000 ordinary shares of two Hong Kong listed Company- Meituan (3690. HK) and Tencent (0700. HK) – with a total consideration of HKD$ 77.3 million (equivalent to approximately RMB 65,065).
In 2022, the Group invested two private funds with a total consideration of RMB 60,000.
As of December 31, 2021 and 2022, based on the market price, the Group re-measured
the investments at a fair value of RMB 153,326 and RMB 189,885, respectively, and recorded the unrealized changes in fair value with a loss of RMB 19,851 and a loss of RMB 34,801 in financial (expense)/income, net in the Consolidation Statements of Comprehensive (Loss)/Income for years ended December 31, 2021 and 2022, respectively.